FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:         /  /    (a)

              or fiscal year ending:      12/31/06  (b)

Is this a transition report? (Y/N)   N

Is this an amendment to a previous filing? (Y/N)     N

Those items or sub-items with a box "[ ]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.   A. Registrant Name:        SEPARATE ACCOUNT VUL OF INTEGRITY LIFE
                                INSURANCE COMPANY
     B. File Number: 811-       04388
     C. Telephone Number:       502-582-7900

1.   A. Street:                 400 BROADWAY STREET, 4TH FLOOR
     B. City:                   CINCINNATI
     C. State:                  OH
     D. Zip Code:               40202           Zip Ext: 3341
     E. Foreign Country:                        Foreign Postal Code:

3. Is this the first filing on this form by Registrant? (Y/N) N
                                                              ------------------

4. Is this the last filing on this form by Registrant? (Y/N) N
                                                             -------------------

5. Is Registrant a small business investment company (SBIC)? (Y/N) N
   (If answer is "Y" (Yes), complete only items 89 through 110.)   -------------


6. Is Registrant a unit investment trust (UIT)? (Y/N)           Y
   (If anser is "Y" (Yes), complete only items 111 through 132. ----------------

7. A. Is Registrant a series or multiple portfolio company? (Y/N) N
      (If  answer is "N" (No), go to item 8.)                     --------------

   B. How many separate series or portfolios did Registrant have at the end of the period?
                 ---------------------------------------------------------------

For period ending:  12/31/06                      ------------------------------
                    -------------------------     If filing more than on
File number 811-    04388                         page 50, "X" box:          [ ]
                    -------------------------     ------------------------------


123. [ ] State the total value of the additional units considered in answering
         Item 22 ($000s omitted).
                                 -----------------------------------------------

124. [ ] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period
         (the value of these units is to be measured on the date they were placed in the subsequent series) ($000s omitted).
                                                           ---------------------

125. [ ] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000s omitted).
                                                           ---------------------

126.     Of the amount shown in Item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series) ($000s omitted).
                   -------------------------------------------------------------

127. List opposite the appropriate description below, the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                                                                    Total Income
                                                      Number of Series        Total Assets          Distributions
                                                         Investing          ($000s omitted)        ($000s omitted)
                                                     -------------------   -------------------   --------------------
 A. U.S. Treasury direct issue
                                                     -------------------   -------------------   --------------------

 B. U.S. Government agency
                                                     -------------------   -------------------   --------------------

 C. State and municipal tax-free
                                                     -------------------   -------------------   --------------------

 D. Public utility debt
                                                     -------------------   -------------------   --------------------

 E. Brokers or dealers debt or debt of brokers'
      or dealers' parent
                                                     -------------------   -------------------   --------------------

 F. All other corporate intermed. & long-term debt
                                                     -------------------   -------------------   --------------------

 G. All other corporate short-term debt
                                                     -------------------   -------------------   --------------------

 H. Equity securities of brokers or dealers or
      parents of brokers or dealers
                                                     -------------------   -------------------   --------------------

 I. Investment company equity securities
                                                     -------------------   -------------------   --------------------

 J. All other equity securities                                            $        15,725       $        377
                                                     -------------------   -------------------   --------------------

 K. Other securities
                                                     -------------------   -------------------   --------------------

 L. Total assets of all series of registrant                               $        15,725       $        377
                                                     -------------------   -------------------   --------------------

For period ending:  12/31/06                      ------------------------------
                    -------------------------     If filing more than on
File number 811-    04388                         page 51, "X" box:          [ ]
                    -------------------------     ------------------------------


128. [ ] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer?
         (Y/N)
               -----------------------------------------------------------------

         [If answer is "N" (No), go to Item 131.]

129. [ ] Is the issuer of any instrument covered in Item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)
                                ------------------------------------------------

         [If answer is "N" (No), go to Item 131.]

130. [ ] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in Item 129 derived from insurance or guarantees? (Y/N)
                                            ------------------------------------

131. Total expenses incurred by all series of Registrant during the current reporting period ($000s omitted). $ 92
                                            ------------------------------------

132. [ ] List the "811" (Investment Company Act of 1940) registration number for all Series or Registrant that are being included in this filing:

              811-                 811-               811-                811-                 811-
                   --------------       -------------       -------------       --------------      --------------
              811-                 811-               811-                811-                 811-
                   --------------       -------------       -------------       --------------      --------------
              811-                 811-               811-                811-                 811-
                   --------------       -------------       -------------       --------------      --------------
              811-                 811-               811-                811-                 811-
                   --------------       -------------       -------------       --------------      --------------
              811-                 811-               811-                811-                 811-
                   --------------       -------------       -------------       --------------      --------------
              811-                 811-               811-                811-                 811-
                   --------------       -------------       -------------       --------------      --------------
              811-                 811-               811-                811-                 811-
                   --------------       -------------       -------------       --------------      --------------
              811-                 811-               811-                811-                 811-
                   --------------       -------------       -------------       --------------      --------------
              811-                 811-               811-                811-                 811-
                   --------------       -------------       -------------       --------------      --------------
              811-                 811-               811-                811-                 811-
                   --------------       -------------       -------------       --------------      --------------

For period ending:  12/31/06                      ------------------------------
                    -------------------------     If filing more than on
File number 811-    04388                         page 52, "X" box:          [ ]
                    -------------------------     ------------------------------


This report is signed on behalf of the registrant (or depositor or trustee).


City of: Cincinnati     State of: Ohio                  Date: February 28, 2007
         ----------               ----                        -----------------

SEPARATE ACCOUNT VUL OF
INTEGRITY LIFE INSURANCE COMPANY


By (Name and
Title):     /s/

            ----------------------------------------------------------
            Bradley J. Hunkler
            Vice President and Comptroller,
            Integrity Life Insurance Company, Depositor

Witness (Name
and Title): /s/
            ----------------------------------------------------------
            Stacy M. Klipstine, Executive Assistant